BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2013
PDAger
BUSINESS COMBINATIONS
Schedule of purchase price allocation
		Amortization period

Cash	2,147
Accounts receivables	1,577
Prepaid expense and other current assets	289
Deferred tax assets	222
Prepaid income tax	277
Property and equipment, net	139
Intangible assets:
Partnership agreement	3,219	4.8 years
Customer relationship	2,043	4.8 years
Complete technology	1,419	4.8 years
Operating licenses	21	3.5 years
Accrued expenses and other current liabilities	(702)
Deferred revenue	(2,137)
Deferred tax liabilities	(1,005)
Re-measured fair value of previous 20% equity method investment	(1,679)
Goodwill	2,461

Total	8,291

Etag
BUSINESS COMBINATIONS
Schedule of purchase price allocation
		Amortization period

Cash	1
Receivable and other current assets	21
Deferred tax assets	128
Intangible assets:
Complete technology	707	3.8 years
Non-compete agreement	38	3.0 years
Deferred tax liabilities	(182)
Other current liabilities	(230)
Goodwill	2,679

Total	3,162

Alohar
BUSINESS COMBINATIONS
Schedule of purchase price allocation

		Amortization period

Cash	349
Receivable and other assets	8
Fixed assets	8
Intangible assets:
Complete technology	2,500	5.0 years
Complete applications	1,700	1.1 years
Non-compete agreement	1,100	3.0 years
Payable and other liabilities	(68)
Loan payable to AutoNavi	(520)
Deferred tax liabilities	(2,160)
Goodwill	26,297

Total	29,214

Schedule of unaudited pro forma information of the acquisitions
	For the year ended December 31,
	2012	2013
Pro forma net revenue	163,272	143,140
Pro forma net income/(loss)	32,584	(25,707)

PDAger and Etag
BUSINESS COMBINATIONS
Schedule of unaudited pro forma information of the acquisitions
For the year ended December 31, 2011

Pro forma net revenue	128,103
Pro forma net income	36,419